Financial instruments - Cross-currency swap agreements (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 SEK (kr)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CAD ($)
Cross-currency swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations	$ (17,187)					$ (32,233)
Hedges of net investments in European operations | Cross-currency swaps in Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations	12,859					189
Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	228,700
Pay Notional | €		€ 147,200
Hedges of net investments in European operations | Cross-currency swaps in British pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations	9,814					8,977
Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	136,274
Pay Notional | £			£ 75,842
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations	5,820					5,359
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	58,419
Pay Notional | kr				kr 371,900
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility	$ (27,819)					(45,599)
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional					$ 500,000
Receive Rate	1.00%	1.00%	1.00%	1.00%	1.00%
Pay Notional | €		€ 443,381
Cash flow hedges of Senior U.S. unsecured notes | Cross-currency swap agreement between USD to CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow hedges of Senior U.S. unsecured notes	$ (17,861)					$ (1,159)
Cash flow hedges of Senior U.S. unsecured notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional					$ 315,000
Pay Notional	$ 423,393
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.41%	3.41%	3.41%	3.41%	3.41%
Pay rate	2.14%	2.14%	2.14%	2.14%	2.14%
Minimum | Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.67%	2.67%	2.67%	2.67%	2.67%
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.12%	2.12%	2.12%	2.12%	2.12%
Minimum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.13%	1.13%	1.13%	1.13%	1.13%
Minimum | Cash flow hedges of Senior U.S. unsecured notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.74%	3.74%	3.74%	3.74%	3.74%
Pay rate	3.41%	3.41%	3.41%	3.41%	3.41%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.81%	3.81%	3.81%	3.81%	3.81%
Pay rate	2.51%	2.51%	2.51%	2.51%	2.51%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.63%	3.63%	3.63%	3.63%	3.63%
Pay rate	2.80%	2.80%	2.80%	2.80%	2.80%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.68%	3.68%	3.68%	3.68%	3.68%
Pay rate	2.18%	2.18%	2.18%	2.18%	2.18%
Maximum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.17%	1.17%	1.17%	1.17%	1.17%
Maximum | Cash flow hedges of Senior U.S. unsecured notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.06%	4.06%	4.06%	4.06%	4.06%
Pay rate	3.81%	3.81%	3.81%	3.81%	3.81%